                                                   As Filed Pursuant to Rule 497
                                                           SEC File No. 2-86837


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
           (PORTION RELATING TO THE AMERICAN PATHWAY VARIABLE ANNUITY)

         Supplement to the American Pathway Prospectus Dated May 1, 2000

--------------------------------------------------------------------------------

     The "Annuitant" section on page 15 of the Prospectus is replaced with the following:

          The Annuitant is the person on whose life we base income payments. Joint annuitants are not allowed.




Date:  May 22, 2000


                Please keep this Supplement with your Prospectus